Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill at period start	$ 33,800,276	$ 3,978,065
Additions from acquisition (note 34(D))		33,800,276
Impairment loss	(3,900,268)	(3,272,253)
Exchange differences		(705,812)
Adjustments of non-controlling interests	(729,885)
Goodwill at period end	$ 29,170,123	$ 33,800,276